Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0002053791
Registrant Name	Bitwise Dogecoin ETF
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES